EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 4,397	$ 4,055
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (3,342)	$ (3,356)	$ (3,081)
Plan assets at fair value	3,948	3,697	3,481
Funded Status – Plan Surplus	606	341
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(3,097)	(3,090)
Funded Status – Plan Surplus	$ 961	$ 607
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | TC Energy and South Bow
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 4,058	$ 3,697
Pension Benefit Plans | Fixed income securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	37.00%	41.00%
Company debt or common shares included in plan assets, amount	$ 44	$ 7
Company debt or common shares included in plan assets, percentage	1.10%	0.20%
Pension Benefit Plans | Fixed income securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Fixed income securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	50.00%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	49.00%	44.00%
Company debt or common shares included in plan assets, amount	$ 3	$ 2
Company debt or common shares included in plan assets, percentage	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	55.00%
Pension Benefit Plans | Other investments
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	14.00%	15.00%
Pension Benefit Plans | Other investments | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	10.00%
Pension Benefit Plans | Other investments | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	35.00%
Pension Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ 0	$ 0
Plan assets at fair value	0	0
Funded Status – Plan Surplus	0	0
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(288)	(285)	(310)
Plan assets at fair value	339	358	$ 354
Funded Status – Plan Surplus	51	73
Other Post-Retirement Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(101)	(104)
Plan assets at fair value	0	0
Funded Status – Plan Surplus	$ (101)	$ (104)